As filed with the Securities and Exchange Commission on August 10, 2010
1933 Act Registration No. 333-61554
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 44 /X/

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 239 /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

 Lincoln ChoicePlus II Advance
 Lincoln ChoicePlus Assurance (L Share)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Nicole S. Jones, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:
Ronald R. Bessette, Esquire
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on August 30, 2010 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ________________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-4 is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 43 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in the Registrant's Registration Statement (File No. 333-61554) as follows: Part A is incorporated by reference to the 497 Filing filed on May 4, 2010, as supplemented August 2, 2010; Part B is incorporated by reference to the 497 Filing filed on May 4, 2009; Part C is incorporated by reference to Post-Effective Amendment No. 43 filed on May 24, 2010.

SIGNATURES

a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 44 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 10th day of August, 2010.

Lincoln Life Variable Annuity Account N (Registrant)
Lincoln ChoicePlus II Advance and
Lincoln ChoicePlus Assurance (L Share)
By:	/s/ Delson R. Campbell
Delson R. Campbell
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Brian A. Kroll
Brian A. Kroll
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 10, 2010.
Signature	Title
*	President and Director (Principal Executive Officer)
Dennis R. Glass
*	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford	(Principal Financial Officer)
*	Executive Vice President, Chief Adminstrative Officer and Director
Charles C. Cornelio
*	Senior Vice President and Chief Investment Officer
C. Phillip Elam, II
*	Senior Vice President and Chief Risk Officer
Randal J. Freitag
*	Senior Vice President and Director
Mark E. Konen
*	Vice President and Director
Keith J. Ryan

*By:/s/ Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell